UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income & Growth Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/15 is included with this Form.

Value Line Income and Growth Fund, Inc. Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (76.7%)
	CONSUMER DISCRETIONARY (19.4%)
5,500	Amazon.com, Inc. *	$2,815,395
150,000	Bloomin’ Brands, Inc.	2,727,000
43,000	Comcast Corp. Class A (1)	2,461,320
100,000	Hanesbrands, Inc.	2,894,000
65,000	Harley-Davidson, Inc.	3,568,500
28,000	Harman International Industries, Inc.	2,687,720
41,000	Home Depot, Inc.	4,735,090
140,000	Lions Gate Entertainment Corp.	5,152,000
64,000	Macy’s, Inc.	3,284,480
45,000	Michael Kors Holdings, Ltd. *	1,900,800
25,000	Netflix, Inc. *	2,581,500
2,700	Priceline Group, Inc. (The) *	3,339,522
108,000	Starbucks Corp.	6,138,720
70,000	Starwood Hotels & Resorts Worldwide, Inc.	4,653,600
68,000	Texas Roadhouse, Inc.	2,529,600
40,000	Tiffany & Co.	3,088,800
38,000	TJX Companies, Inc. (The)	2,713,960
79,000	Toll Brothers, Inc. *	2,704,960
49,000	Vail Resorts, Inc.	5,129,320
24,400	Walt Disney Co. (The)	2,493,680
		67,599,967
	CONSUMER STAPLES (3.5%)
51,000	CVS Health Corp.	4,920,480
45,000	Estee Lauder Companies, Inc. (The) Class A	3,630,600
50,000	Mead Johnson Nutrition Co.	3,520,000
		12,071,080
	ENERGY (1.5%)
42,000	Enterprise Products Partners L.P.	1,045,800
30,000	Exxon Mobil Corp.	2,230,500
31,200	Schlumberger Ltd.	2,151,864
		5,428,164
	FINANCIALS (10.7%)
40,000	American Tower Corp. REIT	3,519,200
210,000	Bank of America Corp.	3,271,800
13,000	BlackRock, Inc.	3,867,110
151,000	Blackstone Group L.P. (The)	4,782,170
122,000	Charles Schwab Corp. (The)	3,484,320
50,000	Discover Financial Services	2,599,500
119,000	JPMorgan Chase & Co.	7,255,430
51,000	Lamar Advertising Co. REIT Class A	2,661,180
23,000	Prudential Financial, Inc.	1,752,830
50,000	Wells Fargo & Co.	2,567,500
25,400	Welltower, Inc. REIT	1,720,088
		37,481,128
	HEALTH CARE (18.0%)
90,000	AbbVie, Inc.	4,896,900
13,700	Allergan PLC *	3,723,797
15,000	Amgen, Inc.	2,074,800

Shares		Value
17,500	Biogen, Inc. *	$5,106,675
28,000	BioMarin Pharmaceutical, Inc. *	2,948,960
22,400	Bristol-Myers Squibb Co.	1,326,080
83,000	Celgene Corp. *	8,978,110
44,000	Cerner Corp. *	2,638,240
25,000	Edwards Lifesciences Corp. *	3,554,250
55,000	Gilead Sciences, Inc.	5,400,450
14,000	Intercept Pharmaceuticals, Inc. *(1)	2,322,040
113,000	Medivation, Inc. *	4,802,500
75,000	Medtronic PLC	5,020,500
80,000	Pfizer, Inc.	2,512,800
43,237	Teva Pharmaceutical Industries Ltd. ADR	2,441,161
47,000	Vertex Pharmaceuticals, Inc. *	4,894,580
		62,641,843
	INDUSTRIALS (4.0%)
66,000	American Airlines Group, Inc.	2,562,780
19,000	Boeing Co. (The)	2,488,050
71,000	Delta Air Lines, Inc.	3,185,770
120,000	General Electric Co.	3,026,400
58,000	Nielsen Holdings PLC	2,579,260
		13,842,260
	INFORMATION TECHNOLOGY (18.9%)
190,000	Activision Blizzard, Inc.	5,869,100
36,000	Akamai Technologies, Inc. *	2,486,160
40,000	Alibaba Group Holding, Ltd. ADR *	2,358,800
8,000	Alphabet, Inc. Class A *	5,106,960
4,000	Alphabet, Inc. Class C *	2,433,680
67,000	Apple, Inc.	7,390,100
38,000	Avago Technologies Ltd.	4,750,380
12,000	Baidu, Inc. ADR *	1,648,920
135,000	Cisco Systems, Inc.	3,543,750
45,000	Cognizant Technology Solutions
	Corp. Class A *	2,817,450
96,000	Facebook, Inc. Class A *	8,630,400
80,000	GrubHub, Inc. *	1,947,200
85,000	HomeAway, Inc. *	2,255,900
58,000	IAC/InterActiveCorp	3,785,660
125,000	Micron Technology, Inc. *	1,872,500
105,000	PayPal Holdings, Inc. *	3,259,200
68,000	Visa, Inc. Class A	4,736,880
45,000	Yelp, Inc. *(1)	974,700
		65,867,740
	MATERIALS (0.7%)
30,000	Monsanto Co.	2,560,200
	TOTAL COMMON STOCKS
	(Cost $251,327,843) (76.7%)	267,492,382

1

September 30, 2015

Principal Amount		Value
ASSET-BACKED SECURITIES (1.0%)
$218,000	Ally Auto Receivables Trust, Series 2015-
	SN1, Class A3, 1.21%, 12/20/17	$218,646
100,000	Avis Budget Rental Car Funding AESOP
	LLC, Series 2013-1A, Class A, 1.92%,
	9/20/19 (2)	100,369
500,000	Avis Budget Rental Car Funding AESOP
	LLC, Series 2014-1A, Class A, 2.46%,
	7/20/20 (2)	507,329
130,000	Capital Auto Receivables Asset Trust,
	Series 2014-3, Class A3, 1.48%,
	11/20/18	130,181
250,000	CarMax Auto Owner Trust, Series 2015-
	1, Class A4, 1.83%, 7/15/20	251,989
125,000	Chrysler Capital Auto Receivables Trust,
	Series 2014-BA, Class A3, 1.27%,
	5/15/19 (2)	125,275
350,000	Citibank Credit Card Issuance Trust,
	Series 2014-A1, Class A1, 2.88%,
	1/23/23	365,739
250,000	Ford Credit Auto Lease Trust, Series
	2014-A, Class A4, 0.90%, 6/15/17	250,133
300,000	Ford Credit Auto Lease Trust, Series
	2014-B, Class A4, 1.10%, 11/15/17	300,228
250,000	Ford Credit Auto Owner Trust/Ford
	Credit, Series 2014-1, Class A, 2.26%,
	11/15/25 (2)	253,726
300,000	Synchrony Credit Card Master Note
	Trust, Series 2012-6, Class A, 1.36%,
	8/17/20	300,142
100,000	Synchrony Credit Card Master Note
	Trust, Series 2012-2, Class A, 2.22%,
	1/15/22	101,621
200,000	Synchrony Credit Card Master Note
	Trust, Series 2015-1, Class A, 2.37%,
	3/15/23	202,312
250,000	World Financial Network Credit Card
	Master Trust, Series 2013-A, Class A,
	1.61%, 12/15/21	250,654
	TOTAL ASSET-BACKED
	SECURITIES
	(Cost $3,349,338) (1.0%)	3,358,344
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.3%)
240,068	Banc of America Commercial Mortgage
	Trust, Series 2006-2, Class A4, 5.95%,
	5/10/45 (3)	242,358
300,000	Bear Stearns Commercial Mortgage
	Securities Trust, Series 2007-PW17,
	Class A4, 5.69%, 6/11/50 (3)	316,812
249,778	Citigroup Commercial Mortgage Trust,
	Series 2006-C5, Class A4, 5.43%,
	10/15/49	256,455
338,302	Commercial Mortgage Trust, Series 2007-
	GG9, Class A4, 5.44%, 3/10/39	351,172
500,000	FHLMC Multifamily Structured Pass-
	Through Certificates, Series K710,
	Class A2, 1.88%, 5/25/19	506,604

Principal Amount		Value
$200,000	FREMF Mortgage Trust, Series 2012-
	K711, Class B, 3.68%, 8/25/45 (2)(3)	$208,639
106,466	FREMF Mortgage Trust, Series 2013-
	KF02, Class B, 3.20%, 12/25/45 (2)(3)	109,375
120,000	FREMF Mortgage Trust, Series 2013-
	K713, Class B, 3.27%, 4/25/46 (2)(3)	122,289
214,409	GNMA, Series 2013-12, Class AB,
	1.83%, 11/16/52	210,504
250,000	GNMA, Series 2013-12, Class B, 2.22%,
	11/16/52 (3)	244,645
204,295	GS Mortgage Securities Trust, Series
	2006-GG6, Class A4, 5.55%, 4/10/38 (3)	204,303
250,000	GS Mortgage Securities Trust, Series
	2012-GCJ7, Class A4, 3.38%, 5/10/45	262,407
188,785	JP Morgan Chase Commercial Mortgage
	Securities Trust, Series 2007-CB20,
	Class A1A, 5.75%, 2/12/51 (3)	200,699
100,000	Morgan Stanley Bank of America Merrill
	Lynch Trust, Series 2013-C12, Class
	A2, 3.00%, 10/15/46	103,742
200,000	Morgan Stanley Capital I Trust, Series
	2012-C4, Class A4, 3.24%, 3/15/45	207,564
180,954	Thornburg Mortgage Securities Trust,
	Series 2005-1, Class A3, 2.24%,
	4/25/45 (3)	181,706
250,000	UBS-Barclays Commercial Mortgage
	Trust, Series 2012-C4, Class A5,
	2.85%, 12/10/45	252,041
385,000	UBS-Barclays Commercial Mortgage
	Trust, Series 2013-C5, Class A4,
	3.18%, 3/10/46	394,831
	TOTAL COMMERCIAL
	MORTGAGE-BACKED
	SECURITIES
	(Cost $4,490,626) (1.3%)	4,376,146
CORPORATE BONDS & NOTES (9.1%)
	BASIC MATERIALS (0.4%)
200,000	ArcelorMittal, Senior Unsecured Notes,
	5.25%, 2/25/17 (1)	198,000
150,000	Celanese U.S. Holdings LLC, Guaranteed
	Notes, 4.63%, 11/15/22	141,375
250,000	LYB International Finance B.V.,
	Guaranteed Notes, 4.00%, 7/15/23	251,162
150,000	Mosaic Co. (The), Senior Unsecured
	Notes, 5.45%, 11/15/33 (1)	158,036
375,000	PPG Industries, Inc., Senior Unsecured
	Notes, 3.60%, 11/15/20	394,125
150,000	Steel Dynamics, Inc., Guaranteed Notes,
	6.13%, 8/15/19 (1)	153,375
		1,296,073
	COMMUNICATIONS (0.7%)
150,000	Baidu, Inc., Senior Unsecured Notes,
	2.75%, 6/9/19	148,428
250,000	CBS Corp., Guaranteed Notes, 3.70%,
	8/15/24	245,385

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$150,000	Comcast Corp., Guaranteed Notes,
	6.45%, 3/15/37	$189,830
250,000	DIRECTV Holdings LLC/DIRECTV
	Financing Co., Inc., Guaranteed Notes,
	3.80%, 3/15/22	251,629
200,000	Expedia, Inc., Guaranteed Notes, 4.50%,
	8/15/24	200,689
250,000	Netflix, Inc., Senior Unsecured Notes,
	5.75%, 3/1/24	255,000
200,000	Scripps Networks Interactive, Inc., Senior
	Unsecured Notes, 2.80%, 6/15/20 (1)	197,979
150,000	T-Mobile USA, Inc., Guaranteed Notes,
	6.63%, 11/15/20	152,438
250,000	Telefonica Emisiones SAU, Guaranteed
	Notes, 5.88%, 7/15/19	276,446
250,000	Tencent Holdings, Ltd., Senior Unsecured
	Notes, 3.38%, 5/2/19 (2)	254,173
156,000	Verizon Communications, Inc., Senior
	Unsecured Notes, 2.50%, 9/15/16	158,143
		2,330,140
	CONSUMER, CYCLICAL (1.1%)
250,000	CVS Health Corp., Senior Unsecured
	Notes, 6.60%, 3/15/19 (1)	287,123
150,000	D.R. Horton, Inc., Guaranteed Notes,
	4.00%, 2/15/20	151,125
500,000	Ford Motor Credit Co. LLC, Senior
	Unsecured Notes, 2.38%, 1/16/18	500,560
250,000	General Motors Financial Co., Inc.,
	Guaranteed Notes, 2.40%, 4/10/18	248,078
300,000	General Motors Financial Co., Inc.,
	Guaranteed Notes, 3.15%, 1/15/20	297,438
150,000	Goodyear Tire & Rubber Co. (The),
	Guaranteed Notes, 6.50%, 3/1/21	157,125
99,000	Kia Motors Corp., Senior Unsecured
	Notes, 3.63%, 6/14/16 (2)	100,324
150,000	L Brands, Inc., Guaranteed Notes, 6.63%,
	4/1/21	166,875
500,000	Lowe’s Cos., Inc., Senior Unsecured
	Notes, 2.13%, 4/15/16	503,183
150,000	Macy’s Retail Holdings, Inc., Guaranteed
	Notes, 4.38%, 9/1/23	154,963
100,000	Magna International, Inc., Senior
	Unsecured Notes, 4.15%, 10/1/25	100,008
100,000	Nissan Motor Acceptance Corp., Senior
	Unsecured Notes, 2.35%, 3/4/19 (2)	101,284
200,000	Nordstrom, Inc., Senior Unsecured Notes,
	5.00%, 1/15/44	214,106
150,000	Royal Caribbean Cruises, Ltd., Senior
	Unsecured Notes, 5.25%, 11/15/22 (1)	156,750
100,000	Ryland Group, Inc. (The), Guaranteed
	Notes, 6.63%, 5/1/20	108,750
250,000	Wyndham Worldwide Corp., Senior
	Unsecured Notes, 3.90%, 3/1/23	243,203

Principal Amount		Value
$500,000	Wynn Las Vegas LLC/Wynn Las Vegas
	Capital Corp., Senior Unsecured Notes,
	5.38%, 3/15/22 (1)	$460,625
		3,951,520
	CONSUMER, NON-CYCLICAL (1.2%)
150,000	AbbVie, Inc., Senior Unsecured Notes,
	4.70%, 5/14/45	145,536
105,000	Actavis Funding SCS, Guaranteed Notes,
	2.35%, 3/12/18	105,418
150,000	AmerisourceBergen Corp., Senior
	Unsecured Notes, 3.25%, 3/1/25	145,889
250,000	Amgen, Inc., Senior Unsecured Notes,
	2.13%, 5/15/17	253,178
150,000	Amgen, Inc., Senior Unsecured Notes,
	3.88%, 11/15/21 (1)	158,058
250,000	Celgene Corp., Senior Unsecured Notes,
	2.30%, 8/15/18 (1)	253,061
250,000	Constellation Brands, Inc., Guaranteed
	Notes, 3.75%, 5/1/21	248,125
350,000	Edwards Lifesciences Corp., Senior
	Unsecured Notes, 2.88%, 10/15/18	357,217
200,000	Gilead Sciences, Inc., Senior Unsecured
	Notes, 2.35%, 2/1/20	201,435
250,000	HCA, Inc., Guaranteed Notes, 5.38%,
	2/1/25	247,500
150,000	JM Smucker Co. (The), Guaranteed
	Notes, 4.38%, 3/15/45 (1)(2)	144,127
250,000	Kroger Co. (The), Senior Unsecured
	Notes, 3.40%, 4/15/22	254,844
250,000	Kroger Co. (The), Senior Unsecured
	Notes, 5.15%, 8/1/43	264,014
150,000	LifePoint Health, Inc., Guaranteed Notes,
	5.50%, 12/1/21	151,500
250,000	Mylan, Inc., Guaranteed Notes, 1.35%,
	11/29/16	248,243
100,000	NYU Hospitals Center, Unsecured Notes,
	4.78%, 7/1/44	101,622
100,000	Quest Diagnostics, Inc., Senior Unsecured
	Notes, 3.50%, 3/30/25	97,099
150,000	Service Corp. International, Senior
	Unsecured Notes, 7.00%, 6/15/17	160,875
150,000	Sysco Corp., Guaranteed Notes, 3.75%,
	10/1/25	151,578
200,000	UnitedHealth Group, Inc., Senior
	Unsecured Notes, 2.88%, 12/15/21	203,023
100,000	UnitedHealth Group, Inc., Senior
	Unsecured Notes, 4.63%, 11/15/41	102,553
100,000	Valeant Pharmaceuticals International,
	Inc., Guaranteed Notes, 5.38%, 3/15/20 (2)	97,188
200,000	Wm Wrigley Jr Co., Senior Unsecured
	Notes, 2.00%, 10/20/17 (1)(2)	201,614
		4,293,697

3

September 30, 2015

Principal Amount		Value
	ENERGY (0.5%)
$250,000	Anadarko Petroleum Corp., Senior
	Unsecured Notes, 6.38%, 9/15/17	$269,783
150,000	DCP Midstream Operating L.P.,
	Guaranteed Notes, 2.50%, 12/1/17	137,563
150,000	Energy Transfer Partners L.P., Senior
	Unsecured Notes, 9.00%, 4/15/19	176,174
500,000	Enterprise Products Operating LLC,
	Guaranteed Notes, 4.85%, 8/15/42	440,505
150,000	Marathon Oil Corp., Senior Unsecured
	Notes, 3.85%, 6/1/25 (1)	132,794
150,000	Occidental Petroleum Corp., Senior
	Unsecured Notes, 4.63%, 6/15/45	151,022
200,000	Phillips 66, Guaranteed Notes, 4.30%,
	4/1/22	209,563
250,000	Spectra Energy Partners L.P., Senior
	Unsecured Notes, 4.75%, 3/15/24	258,415
100,000	Valero Energy Corp., Senior Unsecured
	Notes, 6.63%, 6/15/37	109,847
		1,885,666
	FINANCIAL (4.0%)
200,000	Aflac, Inc., Senior Unsecured Notes,
	3.25%, 3/17/25	198,498
200,000	Aircastle Ltd., Senior Unsecured Notes,
	4.63%, 12/15/18	203,725
150,000	Ally Financial, Inc., Guaranteed Notes,
	4.75%, 9/10/18	152,813
250,000	American Express Co., Senior Unsecured
	Notes, 0.92%, 5/22/18 (3)	249,677
250,000	American International Group, Inc.,
	Senior Unsecured Notes, 4.88%, 6/1/22	275,863
250,000	Australia & New Zealand Banking Group
	Ltd., Subordinated Notes, 4.50%,
	3/19/24 (1)(2)	249,832
300,000	AvalonBay Communities, Inc. MTN,
	Senior Unsecured Notes, 3.45%, 6/1/25	295,696
250,000	Bancolombia S.A., Senior Unsecured
	Notes, 5.95%, 6/3/21	261,562
100,000	Bank of America Corp. MTN,
	Subordinated Notes, 4.20%, 8/26/24	99,928
300,000	Bank of America Corp. MTN, Series L,
	Senior Unsecured Notes, 5.65%, 5/1/18	327,332
300,000	Bank of China Hong Kong Ltd., Senior
	Unsecured Notes, 3.75%, 11/8/16 (2)	308,025
250,000	Berkshire Hathaway, Inc., Senior
	Unsecured Notes, 3.75%, 8/15/21 (1)	267,588
290,000	BlackRock, Inc., Series 2, Senior
	Unsecured Notes, 5.00%, 12/10/19	324,887
250,000	Boston Properties L.P., Senior Unsecured
	Notes, 3.13%, 9/1/23	243,135
250,000	BPCE S.A., Guaranteed Notes, 2.50%,
	12/10/18	254,440
200,000	Capital One Financial Corp., Senior
	Unsecured Notes, 3.75%, 4/24/24	198,620
250,000	CIT Group, Inc., Senior Unsecured Notes,
	5.00%, 5/15/17	256,250
250,000	Citigroup, Inc., Subordinated Notes,
	5.30%, 5/6/44	260,127

Principal Amount		Value
$150,000	CNA Financial Corp., Senior Unsecured
	Notes, 3.95%, 5/15/24	$151,006
350,000	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA, Guaranteed Notes,
	3.95%, 11/9/22	351,511
250,000	Credit Agricole S.A., Senior Unsecured
	Notes, 2.13%, 4/17/18 (2)	252,055
100,000	Deutsche Bank AG, Senior Unsecured
	Notes, 1.40%, 2/13/17	99,803
250,000	Deutsche Bank AG, Senior Unsecured
	Notes, 1.88%, 2/13/18	249,310
100,000	Digital Realty Trust L.P., Guaranteed
	Notes, 5.25%, 3/15/21	108,872
250,000	Discover Financial Services, Senior
	Unsecured Notes, 3.95%, 11/6/24	246,040
250,000	EPR Properties, Guaranteed Notes,
	5.25%, 7/15/23	256,900
300,000	Fifth Third Bancorp, Senior Unsecured
	Notes, 2.88%, 7/27/20	302,471
200,000	First Horizon National Corp., Senior
	Unsecured Notes, 5.38%, 12/15/15	201,720
300,000	Goldman Sachs Group, Inc. (The), Senior
	Unsecured Notes, 5.75%, 10/1/16 (1)	313,674
100,000	Goldman Sachs Group, Inc. (The),
	Subordinated Notes, 6.75%, 10/1/37	119,292
150,000	Hospitality Properties Trust, Senior
	Unsecured Notes, 4.65%, 3/15/24	150,206
250,000	Host Hotels & Resorts L.P., Senior
	Unsecured Notes, 5.25%, 3/15/22	271,465
250,000	HSBC Holdings PLC, Senior Unsecured
	Notes, 4.00%, 3/30/22	262,586
250,000	International Lease Finance Corp., Senior
	Secured Notes, 7.13%, 9/1/18 (2)	274,975
500,000	JPMorgan Chase & Co., Senior
	Unsecured Notes, 4.50%, 1/24/22	539,484
250,000	Korea Development Bank (The), Senior
	Unsecured Notes, 4.00%, 9/9/16	256,562
250,000	Lloyds Bank PLC, Guaranteed Notes,
	3.50%, 5/14/25	247,274
200,000	Macquarie Bank Ltd., Senior Unsecured
	Notes, 5.00%, 2/22/17 (1)(2)	209,258
500,000	Morgan Stanley, Senior Unsecured Notes,
	4.75%, 3/22/17	523,789
250,000	Morgan Stanley, Subordinated Notes,
	4.88%, 11/1/22	266,357
250,000	Nomura Holdings, Inc. GMTN, Senior
	Unsecured Notes, 2.75%, 3/19/19	253,935
300,000	PNC Funding Corp., Guaranteed Notes,
	3.30%, 3/8/22 (1)	308,923
250,000	ProLogis L.P., Guaranteed Notes, 2.75%,
	2/15/19	254,709
500,000	Regions Financial Corp., Senior
	Unsecured Notes, 2.00%, 5/15/18	499,604
150,000	Royal Bank of Scotland Group PLC,
	Senior Unsecured Notes, 1.88%,
	3/31/17	149,631
250,000	Santander Holdings USA, Inc., Senior
	Unsecured Notes, 2.65%, 4/17/20	245,459
250,000	Societe Generale S.A., Senior Unsecured
	Notes, 5.20%, 4/15/21	281,663

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$300,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	$299,913
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	151,189
100,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	101,023
150,000	UBS AG MTN, Senior Unsecured Notes, 2.35%, 3/26/20	149,811
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	254,024
500,000	Wells Fargo & Co. MTN, Senior Unsecured Notes, 3.50%, 3/8/22	516,867
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	176,642
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	119,739
250,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21 (1)	285,602
		14,131,342
	INDUSTRIAL (0.6%)
200,000	Ball Corp., Guaranteed Notes, 5.25%,
	7/1/25 (1)	197,124
150,000	Burlington Northern Santa Fe LLC,
	Senior Unsecured Notes, 4.15%, 4/1/45 (1)	139,753
254,000	Masco Corp., Senior Unsecured Notes,
	6.13%, 10/3/16	263,530
250,000	Packaging Corp. of America, Senior
	Unsecured Notes, 3.65%, 9/15/24	247,905
250,000	Textron, Inc., Senior Unsecured Notes,
	3.88%, 3/1/25	250,678
314,000	Thermo Fisher Scientific, Inc., Senior
	Unsecured Notes, 3.20%, 3/1/16 (1)	316,907
500,000	Union Pacific Corp., Senior Unsecured
	Notes, 4.00%, 2/1/21	538,649
		1,954,546
	TECHNOLOGY (0.2%)
50,000	Altera Corp., Senior Unsecured Notes,
	1.75%, 5/15/17	50,241
125,000	Cadence Design Systems, Inc., Senior
	Unsecured Notes, 4.38%, 10/15/24	127,377
100,000	Intel Corp., Senior Unsecured Notes,
	4.25%, 12/15/42 (1)	96,697
250,000	QUALCOMM, Inc., Senior Unsecured
	Notes, 3.45%, 5/20/25	236,069
150,000	Seagate HDD Cayman, Guaranteed
	Notes, 4.75%, 1/1/25	143,994
		654,378
	UTILITIES (0.4%)
100,000	Consumers Energy Co., 3.13%, 8/31/24	101,106
250,000	Exelon Generation Co. LLC, Senior
	Unsecured Notes, 5.20%, 10/1/19	273,226
250,000	Florida Power & Light Co., 4.05%, 6/1/42 (1)	249,729

Principal Amount		Value
$150,000	National Fuel Gas Co., Senior Unsecured
	Notes, 5.20%, 7/15/25	$154,254
250,000	South Carolina Electric & Gas Co.,
	4.35%, 2/1/42	244,468
250,000	Southern Co. (The), Senior Unsecured
	Notes, 2.75%, 6/15/20	249,231
		1,272,014
	TOTAL CORPORATE BONDS &
	NOTES
	(Cost $31,953,994) (9.1%)	31,769,376

FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
250,000	International Bank for Reconstruction &
	Development, Senior Unsecured Notes,
	0.50%, 4/15/16	250,307
250,000	Mexico Government International Bond,
	Senior Unsecured Notes, 5.13%,
	1/15/20 (1)	275,000
250,000	Poland Government International Bond,
	Senior Unsecured Notes, 4.00%,
	1/22/24 (1)	264,375
	TOTAL FOREIGN
	GOVERNMENT OBLIGATIONS
	(Cost $767,205) (0.2%)	789,682

LONG-TERM MUNICIPAL SECURITIES (0.6%)

	CALIFORNIA (0.2%)
100,000	California Educational Facilities
	Authority, Revenue Bonds, Loyola
	Marymount University, Series A,
	2.96%, 10/1/21	102,249
200,000	California State, Build America Bonds,
	General Obligation Unlimited, AGM
	Insured, 6.88%, 11/1/26	263,088
80,000	Los Angeles County Public Works
	Financing Authority, Build America
	Bonds, Revenue Bonds, 5.84%, 8/1/21	94,067
250,000	San Francisco Bay Area Rapid Transit
	District, Revenue Bonds, Series B,
	4.09%, 7/1/32	251,905
50,000	University of California Regents Medical
	Center Pooled Revenue, Revenue
	Bonds, Build America Bonds, Series H,
	6.40%, 5/15/31	60,941
		772,250
	FLORIDA (0.0%)
75,000	Florida State Department of
	Environmental Protection Revenue,
	Build America Bonds, Revenue Bonds,
	Series B, 5.31%, 7/1/18	82,540

5

September 30, 2015

Principal Amount		Value
	NEW YORK (0.2%)
$250,000	City of New York, General Obligation
	Unlimited, Subser. D2, 2.60%, 8/1/20	$257,715
185,000	Metropolitan Transportation Authority,
	Build America Bonds, Revenue Bonds,
	Ser. C-1, 5.12%, 11/15/19	205,542
100,000	New York City Transitional Finance
	Authority Future Tax Secured Revenue,
	Build America Bonds, Revenue Bonds,
	4.53%, 11/1/22	111,332
250,000	New York City Transitional Finance
	Authority Future Tax Secured Revenue,
	Subordinate Bonds, Revenue Bonds,
	3.00%, 2/1/26	245,190
		819,779
	TEXAS (0.2%)
250,000	Dallas Independent School District
	Qualified School Construction Notes,
	General Obligation Limited, 5.05%,
	8/15/33	270,715
250,000	Tarrant County Cultural Education
	Facilities Finance Corp., Revenue
	Bonds, Baylor Health Care System
	Project, Series C, 4.45%, 11/15/43	238,245
		508,960
	TOTAL LONG-TERM
	MUNICIPAL SECURITIES
	(Cost $2,167,769) (0.6%)	2,183,529

SHORT-TERM MUNICIPAL SECURITIES (0.1%)

	ILLINOIS (0.1%)
250,000	Illinois State, General Obligation
	Unlimited, 4.96%, 3/1/16	253,975
	TENNESSEE (0.0%)
125,000	Metropolitan Government of Nashville &
	Davidson County Tennessee
	Convention Center Authority, Build
	America Bonds, Revenue Bonds,
	Subser. B, 4.86%, 7/1/16	128,475
	TOTAL SHORT-TERM
	MUNICIPAL SECURITIES
	(Cost $382,650) (0.1%)	382,450

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.2%)

500,000	FHLB, 1.13%, 3/10/17	503,868
250,000	FHLB, 3.13%, 12/8/17	262,273
175,000	FHLB, 2.75%, 6/8/18	182,919
250,000	FHLB, 1.63%, 2/27/19	254,004
415,000	FHLB, 4.13%, 12/13/19	459,913
1,000,000	FHLB, 3.25%, 6/9/23	1,058,097
372,459	FHLMC, Series 4151, Class PA, 2.00%,
	1/15/33	374,106
68,073	FHLMC Gold PC Pool #A46044, 5.00%,
	7/1/35	74,549

Principal Amount		Value
$255,295	FHLMC Gold PC Pool #A47613, 5.00%,
	11/1/35	$280,790
59,254	FHLMC Gold PC Pool #A89430, 4.50%,
	10/1/39	64,116
174,983	FHLMC Gold PC Pool #C09055, 4.00%,
	12/1/43	186,457
272,453	FHLMC Gold PC Pool #J17969, 3.00%,
	2/1/27	283,969
74,911	FHLMC Gold Pool #A84814, 4.50%,
	3/1/39	81,190
473,548	FHLMC Gold Pool #A86830, 4.50%,
	6/1/39	513,708
73,025	FHLMC Gold Pool #A96997, 4.50%,
	2/1/41	79,240
278,818	FHLMC Gold Pool #A97264, 4.00%,
	2/1/41	297,783
346,485	FHLMC Gold Pool #C09027, 3.00%,
	2/1/43	351,429
64,106	FHLMC Gold Pool #G08521, 3.00%,
	1/1/43	65,021
703,770	FHLMC Gold Pool #J13314, 3.50%,
	10/1/25	744,163
608,937	FHLMC Gold Pool #Q04096, 4.00%,
	10/1/41	650,057
149,394	FHLMC Gold Pool #Q06884, 3.50%,
	3/1/42	156,114
99,568	FHLMC Gold Pool #Q11077, 3.50%,
	9/1/42	104,048
500,000	FNMA, 0.88%, 5/21/18	499,699
76,443	FNMA Pool #254733, 5.00%, 4/1/23	84,145
271,310	FNMA Pool #745275, 5.00%, 2/1/36	299,018
31,618	FNMA Pool #832199, 4.50%, 7/1/35	34,375
323,767	FNMA Pool #844809, 5.00%, 11/1/35	356,582
9,142	FNMA Pool #910242, 5.00%, 3/1/37	10,062
43,736	FNMA Pool #973333, 4.50%, 2/1/38	47,391
9,548	FNMA Pool #975116, 5.00%, 5/1/38	10,506
169,701	FNMA Pool #AA0466, 4.50%, 2/1/39	184,309
9,821	FNMA Pool #AB1259, 5.00%, 7/1/40	10,826
324,135	FNMA Pool #AB1796, 3.50%, 11/1/40	338,961
168,180	FNMA Pool #AB2660, 3.50%, 5/1/21	177,703
112,829	FNMA Pool #AB3218, 3.50%, 7/1/31	119,224
509,614	FNMA Pool #AB3900, 3.00%, 11/1/26	533,099
18,994	FNMA Pool #AB3943, 4.00%, 11/1/41	20,321
332,740	FNMA Pool #AB5231, 2.50%, 5/1/27	342,363
186,402	FNMA Pool #AC5822, 4.50%, 5/1/40	202,708
278,429	FNMA Pool #AD7128, 4.50%, 7/1/40	302,544
179,510	FNMA Pool #AD8529, 4.50%, 8/1/40	195,049
702,516	FNMA Pool #AE9759, 4.00%, 12/1/40	750,950
184,219	FNMA Pool #AH2084, 4.00%, 12/1/40	196,882
161,713	FNMA Pool #AH3226, 5.00%, 2/1/41	178,553
272,290	FNMA Pool #AH4493, 4.50%, 2/1/41	295,394
456,681	FNMA Pool #AH6186, 4.00%, 2/1/41	488,021
258,452	FNMA Pool #AH8932, 4.50%, 4/1/41	280,885
183,275	FNMA Pool #AI1019, 4.50%, 5/1/41	199,333
676,791	FNMA Pool #AJ9278, 3.50%, 12/1/41	707,711
24,905	FNMA Pool #AK6513, 4.00%, 3/1/42	26,646
451,600	FNMA Pool #AL0160, 4.50%, 5/1/41	491,022
664,678	FNMA Pool #AL0657, 5.00%, 8/1/41	734,560
55,774	FNMA Pool #AL3192, 5.00%, 5/1/42	61,651
378,843	FNMA Pool #AQ1853, 3.00%, 11/1/42	385,324
259,750	FNMA Pool #AS0560, 4.50%, 9/1/43	281,987

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$399,560	FNMA Pool #AS0865, 2.50%, 10/1/28	$411,115
148,155	FNMA Pool #AS1529, 3.00%, 1/1/29	154,596
181,734	FNMA Pool #AS4503, 3.00%, 2/1/30	189,420
295,506	FNMA Pool #AS4928, 3.50%, 5/1/45	308,548
70,041	FNMA Pool #AT8849, 4.00%, 6/1/43	74,851
193,200	FNMA Pool #AU1847, 3.00%, 9/1/43	196,348
212,606	FNMA Pool #AU3621, 3.00%, 7/1/43	216,124
345,194	FNMA Pool #AU5409, 3.00%, 8/1/43	350,188
200,302	FNMA Pool #AU6562, 3.50%, 12/1/43	209,273
89,885	FNMA Pool #AU7025, 3.00%, 11/1/43	91,350
70,313	FNMA Pool #AX1138, 3.50%, 9/1/44	73,416
427,068	FNMA Pool #AY2728, 2.50%, 2/1/30	435,823
35,905	FNMA Pool #MA0406, 4.50%, 5/1/30	39,143
123,610	FNMA Pool #MA0577, 3.50%, 11/1/20	130,604
374,094	FNMA REMIC Trust Series 2013-18,
	Class AE, 2.00%, 3/25/28	375,382
253,587	FNMA REMIC Trust Series 2013-41,
	Class WD, 2.00%, 11/25/42	252,260
105,006	GNMA I Pool #539285, 3.00%, 5/15/42	107,694
48,424	GNMA I Pool #744842, 3.00%, 5/15/42	49,490
200,185	GNMA II Pool #MA1520, 3.00%,
	12/20/43	205,396
366,212	GNMA II Pool #MA1521, 3.50%,
	12/20/43	384,538
712,008	GNMA II Pool #MA1839, 4.00%,
	4/20/44	760,348
490,467	GNMA II Pool #MA1922, 5.00%,
	5/20/44	538,811
87,482	GNMA II Pool #MA2445, 3.50%,
	12/20/44	91,806
	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $21,284,033) (6.2%)	21,522,142

U.S. TREASURY OBLIGATIONS (4.6%)

300,000	U.S. Treasury Bonds, 5.25%, 11/15/28	401,484
550,000	U.S. Treasury Bonds, 5.25%, 2/15/29	738,361
500,000	U.S. Treasury Bonds, 3.13%, 11/15/41	527,239
250,000	U.S. Treasury Bonds, 2.75%, 8/15/42	243,756
900,000	U.S. Treasury Bonds, 2.88%, 5/15/43	897,117
200,000	U.S. Treasury Bonds, 3.75%, 11/15/43	235,474
250,000	U.S. Treasury Bonds, 3.63%, 2/15/44	287,493
100,000	U.S. Treasury Bonds, 3.38%, 5/15/44	109,753
300,000	U.S. Treasury Bonds, 3.13%, 8/15/44	313,984
100,000	U.S. Treasury Bonds, 3.00%, 11/15/44	102,117
600,000	U.S. Treasury Notes, 0.38%, 4/30/16	600,571
300,000	U.S. Treasury Notes, 1.50%, 6/30/16	302,715
1,000,000	U.S. Treasury Notes, 0.38%, 10/31/16	999,779
600,000	U.S. Treasury Notes, 1.00%, 10/31/16	603,844
250,000	U.S. Treasury Notes, 0.50%, 11/30/16	250,182
100,000	U.S. Treasury Notes, 0.63%, 12/31/16	100,197
100,000	U.S. Treasury Notes, 0.63%, 5/31/17	100,074
250,000	U.S. Treasury Notes, 0.88%, 10/15/17	251,035
680,000	U.S. Treasury Notes, 0.75%, 12/31/17	680,284
350,000	U.S. Treasury Notes, 0.75%, 3/31/18	349,499
900,000	U.S. Treasury Notes, 1.38%, 9/30/18	911,649
1,000,000	U.S. Treasury Notes, 1.38%, 11/30/18	1,012,188
100,000	U.S. Treasury Notes, 1.38%, 2/28/19	101,027
450,000	U.S. Treasury Notes, 1.63%, 12/31/19	456,750

Principal Amount		Value
$550,000	U.S. Treasury Notes, 3.63%, 2/15/20	$604,219
250,000	U.S. Treasury Notes, 1.25%, 2/29/20	249,499
600,000	U.S. Treasury Notes, 1.38%, 3/31/20	601,813
250,000	U.S. Treasury Notes, 1.13%, 4/30/20	247,806
600,000	U.S. Treasury Notes, 1.38%, 4/30/20	601,594
350,000	U.S. Treasury Notes, 2.25%, 4/30/21	363,244
200,000	U.S. Treasury Notes, 1.88%, 11/30/21	202,589
450,000	U.S. Treasury Notes, 2.13%, 12/31/21	462,105
600,000	U.S. Treasury Notes, 1.75%, 3/31/22	601,484
50,000	U.S. Treasury Notes, 1.63%, 8/15/22	49,577
150,000	U.S. Treasury Notes, 2.00%, 2/15/23	151,980
100,000	U.S. Treasury Notes, 2.50%, 8/15/23	104,523
100,000	U.S. Treasury Notes, 2.75%, 2/15/24	106,281
200,000	U.S. Treasury Notes, 2.50%, 5/15/24	208,328
450,000	U.S. Treasury Notes, 2.38%, 8/15/24	463,477
220,000	U.S. Treasury Notes, 2.25%, 11/15/24	224,114
99,999	U.S. Treasury Notes, 2.00%, 2/15/25	99,609
300,000	U.S. Treasury Notes, 2.13%, 5/15/25	301,805
	TOTAL U.S. TREASURY
	OBLIGATIONS
	(Cost $15,774,923) (4.6%)	16,220,619

Shares		Value
SHORT-TERM INVESTMENTS (3.2%)

	MONEY MARKET FUNDS (3.2%)
687,082	State Street Institutional Liquid
	Reserves Fund	687,082
10,446,963	State Street Navigator Securities
	Lending Prime Portfolio (4)	10,446,963
	TOTAL SHORT-TERM
	INVESTMENTS
	(Cost $11,134,045) (3.2%)	11,134,045
	TOTAL INVESTMENT
	SECURITIES (103.0%)
	(Cost $342,632,426)	$359,228,715
EXCESS OF LIABILITIES OVER CASH AND
OTHER ASSETS (-3.0%)		(10,478,566)
NET ASSETS (5) (100%)		$348,750,149
NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING SHARE
($348,750,149 ÷ 39,752,948 shares outstanding)		$8.77

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2015, the market value of the securities on loan was $10,417,720.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.

7

September 30, 2015

(4)	Securities with an aggregate market value of $10,417,720 were out on loan in exchange for $10,446,963 of cash collateral as of September 30, 2015. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $342,632,426, aggregate gross unrealized appreciation was $37,832,467, aggregate gross unrealized depreciation was $21,236,178 and the net unrealized appreciation was $16,596,289.
ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

8

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2015:

Investments In Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$267,492,382	$-	$-	$267,492,382
Asset-Backed Securities	-	3,358,344	-	3,358,344
Commercial Mortgage-Backed Securities	-	4,376,146	-	4,376,146
Corporate Bonds & Notes*	-	31,769,376	-	31,769,376
Foreign Government Obligations	-	789,682	-	789,682
Long-Term Municipal Securities*	-	2,183,529	-	2,183,529
Short-Term Municipal Securities	-	382,450	-	382,450
U.S. Government Agency Obligations	-	21,522,142	-	21,522,142
U.S. Treasury Obligations	-	16,220,619	-	16,220,619
Short-Term Investments	11,134,045	-	-	11,134,045
Total Investments in Securities	$278,626,427	$80,602,288	$-	$359,228,715
*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)      Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 23, 2015